Loans and borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
K€50,000 KBC credit facility	€ 50,000
K€35,000 EIB bank loan	27,500	€ 33,333	€ 35,000
K€28,000 acquisition bank loan	12,559	15,604	18,621
K€18,000 secured bank loans	16,165	16,592	17,013
K€12,300 bank loans ACTech	5,860	8,160	10,470
K€5,000 other facility loan	1,881	2,248	2,910
Bank investment loans - top 20 outstanding	8,828	12,852	17,280
Bank investment loans - other	606	1,569	2,681
Lease liabilities	7,485	8,621	10,624
Institutional loan			353
Related party loan	96	128	158
Total loans and borrowings	80,980	99,107	115,110
Current	19,960	21,202	17,523
Non-Current	€ 61,020	€ 77,905	€ 97,588